Summary of Significant Accounting Policies - Schedule of Finite Lived Intangible Assets Amortized Over Useful Life (Details) - MSGE SPINCO, INC [Member]	12 Months Ended
Jun. 30, 2022
Trade Names [Member]
Schedule Of Finite Lived Intangible Assets Useful Life [Line Items]
Finite-lived intangible asset, useful life	7 years
Festival Rights [Member]
Schedule Of Finite Lived Intangible Assets Useful Life [Line Items]
Finite-lived intangible asset, useful life	7 years
Other Intangible Assets [Member]
Schedule Of Finite Lived Intangible Assets Useful Life [Line Items]
Finite-lived intangible asset, useful life	15 years